Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying condensed financial statements are unaudited and have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, that are necessary for the fair statement of the Company’s financial position, results of operations, comprehensive loss and cash flows for the interim periods presented. The financial data and the other financial information disclosed in these notes to the condensed financial statements related to the nine-month periods are also unaudited. The results of operations for the nine months ended September 30, 2020 are not necessarily indicative of the results of operations to be anticipated for any other future annual or interim period. The condensed balance sheet as of December 31, 2019 included herein was derived from the audited financial statements as of that date.

These unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements and related notes for the year ended December 31, 2019, which are included elsewhere in this prospectus.

All share amounts disclosed in the notes to the condensed financial statements are rounded to the nearest thousand except for per share data.

Basis of Presentation The Company’s financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Use of Estimates

Use of Estimates

The preparation of the accompanying condensed financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the accompanying condensed financial statements and the reported amounts of revenue and expenses. These judgments, estimates and assumptions are used for, but not limited to, revenue recognition, allowance for doubtful accounts, inventory valuation and write-downs, warranty obligations, the fair value of common stock and redeemable convertible preferred stock, the fair value of stock options, the fair value of the redeemable convertible preferred stock warrant liability, valuation of investments, recoverability of the Company’s net deferred tax assets and the related valuation allowance, and certain accrued expenses. The Company evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts those estimates and assumptions when facts and circumstances dictate. Actual results may differ from those estimates under different assumptions or conditions and the differences may be material.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make judgements, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses. These judgements, estimates and assumptions are used for, but not limited to, revenue recognition, allowance for doubtful accounts, inventory valuation and write-downs, warranty obligations, fair value of common stock and redeemable convertible preferred stock, the fair value of stock options, the fair value of redeemable convertible preferred stock warranty liability, valuation of investments, recoverability of the Company’s net deferred tax assets and the related valuation allowance, and certain accrued expenses. The Company evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts those estimates and assumptions when facts and circumstances dictate. Actual results may differ from those estimates under different assumptions or conditions and the differences may be material.

Segment

Segment

The Company operates as a single operating segment. The Company’s chief operating decision maker, its Chief Executive Officer, reviews financial information on an aggregate basis for the purposes of allocating resources and evaluating financial performance. The Company has only operated in the United States since its inception and has derived its revenue from sales to customers in the United States.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

As of September 30, 2020, the restricted cash balance of $33.3 million primarily relates to contractual obligations under the SVB Loan and Security Agreement (see Note 7) and collateral for the building leases in San Jose, CA and Tijuana Mexico. The restricted cash balance of $0.7 million as of December 31, 2019 relates to collateral for the building leases.

The following table provides a reconciliation of cash, cash equivalents and restricted cash that sum to the total of the amounts shown in the accompanying condensed statements of cash flows (in thousands):

	September 30,
	2020	2019
Cash and cash equivalents	$311,327	$39,216
Restricted cash	33,311	743

Total cash, cash equivalents and restricted cash	$344,638	$39,959

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with an original maturity of three months or less at the date of purchase to be cash equivalents. As of December 31, 2018 and 2019, the Company’s cash equivalents were held in institutions in the United States and include deposits in a money market fund which were unrestricted as to withdrawal or use.

As of December 31, 2018 and 2019, the Company had restricted cash of $0.2 million and $0.7 million, respectively, representing collateral for the Company’s building leases in San Jose, CA. Restricted cash is classified in other assets in the accompanying balance sheets.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the balance sheets that sum to the total of the amounts shown in the statements of cash flows:

	December 31,
	2018	2019
Cash and cash equivalents	$33,264	$36,926
Restricted cash	151	743

	$33,415	$37,669

Investments

Investments

The Company classifies its investment securities as available-for-sale. The Company classifies these investment securities as short-term or long-term based on the nature of the investment, its maturity date and its availability for use in current operations. Those investments with original maturity greater than three months at the date of purchase, remaining maturities of less than 12 months, and all investments the Company expects to liquidate within the next 12 months are considered short-term investments and classified as current assets. The Company’s investment securities are recorded at fair value based on the fair value hierarchy. Money market funds are classified within Level 1 of the fair value hierarchy, and commercial paper and corporate notes are within Level 2 of the fair value hierarchy. Unrealized gains and losses, deemed temporary in nature, are reported as a separate component of accumulated other comprehensive income (loss).

A decline in the fair value of any security below cost that is deemed other than temporary results in a charge to earnings and the corresponding establishment of a new cost basis for the security. Premiums (discounts) are amortized (accreted) over the life of the related security as an adjustment to yield using the straight-line interest method. Dividend and interest income are recognized when earned. Realized gains and losses are included in earnings and are derived using the specific identification method for determining the cost of securities sold.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company determines the fair value of an asset or liability based on the assumptions that market participants would use in pricing the asset or liability in an orderly transaction between market participants at the measurement date. The identification of market participant assumptions provides a basis for determining what inputs are to be used for pricing each asset or liability.

A fair value hierarchy has been established which gives precedence to fair value measurements calculated using observable inputs over those using unobservable inputs. This hierarchy prioritizes the inputs into three broad levels as follows:

Level 1: Quoted prices in active markets for identical instruments;

Level 2: Other significant observable inputs (including quoted prices in active markets for similar instruments); and

Level 3: Significant unobservable inputs (including assumptions in determining the fair value of certain investments).

The Company’s cash and cash equivalents, restricted cash, short-term investments, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to their short maturities. Management believes that its term loan bears interest at the prevailing market rates for instruments with similar characteristics; accordingly, the carrying value of this instrument approximates its fair value. Money market funds are highly liquid investments and are actively traded. The pricing information on the Company’s money market funds are readily available and can be independently validated as of the measurement date. This approach results in the classification of these securities as Level 1 of the fair value hierarchy.

The Company has issued redeemable convertible preferred stock warrants and estimated the fair value of these warrants using the Black-Scholes option pricing model, which is considered to be a Level 3 fair value measurement. The assumptions that were based on the individual characteristics of the warrants on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield, and risk-free interest rate. Effective on the date of the IPO, the redeemable convertible preferred stock warrants were considered to be indexed to the Company’s stock, and accordingly, the fair value of redeemable convertible preferred stock warrant liability was remeasured immediately prior to the IPO (See Note 4).

Fair Value of Financial Instruments

The Company determines the fair value of an asset or liability based on the assumptions that market participants would use in pricing the asset or liability in an orderly transaction between market participants at the measurement date. The identification of market participant assumptions provides a basis for determining what inputs are to be used for pricing each asset or liability.

A fair value hierarchy has been established which gives precedence to fair value measurements calculated using observable inputs over those using unobservable inputs. This hierarchy prioritized the inputs into three broad levels as follows:

Level 1: Quoted prices in active markets for identical instruments;

Level 2: Other significant observable inputs (including quoted prices in active markets for similar instruments); and

Level 3: Significant unobservable inputs (including assumptions in determining the fair value of certain investments).

The Company’s cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to their short maturities. Management believes that its term loan bears interest at the prevailing market rates for instruments with similar characteristics; accordingly, the carrying value of this instrument approximates its fair value. Money market funds are highly liquid investments and are actively traded. The pricing information on the Company’s money market funds are readily available and can be independently validated as of the measurement date. This approach results in the classification of these securities as Level 1 of the fair value hierarchy. There were no transfers between Levels 1, 2 or 3 for any of the periods presented. The Company has issued redeemable convertible preferred stock warrants for which fair value is determined using Level 3 inputs (see Note 4).

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents, restricted cash, short-term investments and accounts receivable. Substantially all the Company’s cash and cash equivalents, restricted cash and investments are held at one financial institution in the United States that management believes is of high credit quality. Such deposits may, at times, exceed federally insured limits or may not be covered by deposit insurance at all. The Company has not experienced any credit losses on its cash and cash equivalents, restricted cash or short-term investments through December 31, 2019.

Four customers accounted for 20%, 18%, 14% and 12% of revenues, respectively, in the year ended December 31, 2018. One customer accounted for 11% of revenues in the year ended December 31, 2019. Accounts receivable are unsecured and the Company does not require collateral; however, the Company does assess the collectability of accounts receivable based on a number of factors, including past transaction history with, and the creditworthiness of, the customer. Accordingly, the Company is exposed to credit risk associated with accounts receivable. Four customers accounted for 28%, 24%, 16% and 12% of accounts receivable, respectively, as of December 31, 2018. Four customers accounted for 22%, 13%, 11% and 10% of accounts receivable, respectively, as of December 31, 2019. To reduce risk, the Company closely monitors the amounts due from its customers and assesses the financial strength of its customers through a variety of methods that include, but are not limited to, engaging directly with customer operations and leadership personnel, visiting customer locations to observe operating activities, and assessing customer longevity and reputation in the marketplace. As a result, the Company believes that its accounts receivable credit risk exposure is limited. The Company provides for uncollectible amounts when specific credit problems are identified. As of December 31, 2018, the Company did not have an allowance for doubtful accounts. As of December 31, 2019, the Company recorded an allowance for doubtful accounts of $59,000.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the standard cost method, which approximates actual costs as determined on a first-in, first-out basis. The carrying value of inventories is reduced for any difference between cost and net realizable value of inventories that is determined to be obsolete or unmarketable, based upon assumptions about future demand and market conditions. The Company also reviews its inventory value to determine if it reflects the lower of cost or net realizable value based on factors such as inventory items sold at negative gross margins and purchase commitments. Adjustments to the value of inventory establish a new cost basis and are considered permanent even if circumstances later suggest that increased carrying amounts are recoverable. If demand is higher than expected, the Company may sell inventory that had previously been written down. Costs associated with the write-down of inventory are recorded to cost of revenue on the Company’s statements of operations. As of December 31, 2018, and 2019, the Company recorded an inventory write-down of $0.5 million and $0.3 million, respectively.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment, net is stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method based on the estimated useful lives of the assets, which is generally two to five years. Leasehold improvements are amortized using the straight-line method over the shorter of the assets estimated useful lives or the remaining term of the lease. Maintenance and repairs are charged to expense as incurred. Significant improvements that substantially enhance the useful life of an asset are capitalized and depreciated. When assets are retired or disposed of, the cost together with related accumulated depreciation is removed from the balance sheet and any resulting gain or loss is reflected in the Company’s statements of operations in the period realized.

Leases

Leases

The Company accounts for its lease arrangements in accordance with FASB Accounting Standards Codification (“ASC”) Topic 842, Leases. Under ASC 842, the Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, the current portion of the operating lease liability is included in the accrued expenses and other current liabilities, and the long-term portion of the operating lease liability is included in operating lease liabilities in the Company’s balance sheets. Finance leases are included in property and equipment, and accrued expenses and other current liabilities in the Company’s balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized based on the present value of lease payments over the lease term at commencement date of the lease. ROU assets also include any initial direct costs incurred and any lease payments made at or before the lease commencement date, less any lease incentive received. As most of the Company’s leases do not provide an implicit interest rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Company uses the implicit rate when readily determinable. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company does not recognize a ROU asset nor lease liability for short-term leases. Instead, it recognizes these short-term lease payments in the income statement on a straight-line basis over the lease term. Short-term leases are defined as 12 months or less in duration.

Impairment for Long-Lived Assets

Impairment for Long-Lived Assets

Long-lived assets, such as property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. There were no such impairment losses as of December 31, 2018 and 2019.

Deferred Loan Commitment Costs

Deferred Loan Commitment Costs

Costs incurred to obtain term loan commitments (see Note 8) are recorded in other assets and amortized to interest expense over the term of the commitment on a straight-line basis. When amounts are borrowed under a loan commitment in the future, a proportionate amount of the remaining unamortized deferred cost will be reclassified as a debt discount and amortized over the remaining term of the term loan using the effective interest method. If a commitment for a term loan expires unused, the related balance is charged to interest expense. As of December 31, 2018, the total unamortized deferred loan commitment costs recorded in other assets amounted to $0.1 million. As of December 31, 2019, there was no unamortized deferred loan commitment balance.

Accrued Warranty Liability

Accrued Warranty Liability

The Company generally provides a one-year warranty for defective parts and workmanship on its Tablo consoles, commencing upon the transfer of title and risk of loss to the customer. The Company accrues the estimated cost of product warranties when it invoices the customer, based on historical experience and expected results. Should actual product failure rates and material usage costs differ from these estimates, revisions to the estimated warranty liability would be required. The Company periodically assesses the adequacy of its recorded product warranty liabilities and adjusts the balance as required. Warranty expense is recorded as a component of cost of product revenue in the accompanying condensed statements of operations.

Accrued Warranty Liability

The Company generally provides a one-year warranty for defective parts and workmanship on its products commencing upon the transfer of title and risk of loss to the customer. The Company accrues the estimated cost of product warranties when it invoices the customer, based on historical experience and expected results. Should actual product failure rates and material usage costs differ from these estimates, revisions to the estimated warranty liability would be required. The Company periodically assesses the adequacy of its recorded product warranty liabilities and adjusts the balance as required. Warranty expense is recorded as a component of cost of product revenue in the statements of operations.

Deferred Revenue

Deferred Revenue

Deferred revenue consists of payments received in advance of revenue recognition primarily related to console service agreements. Revenue under these agreements is recognized over the related service period. Deferred revenue that will be recognized during the 12 months following the balance sheet date is recorded as deferred revenue, current and the remaining portion is recorded as deferred revenue, noncurrent on the accompanying balance sheets.

Redeemable Convertible Preferred Stock Warrant Liability

Redeemable Convertible Preferred Stock Warrant Liability

The Company has accounted for its freestanding warrants to purchase shares of the Company’s redeemable convertible preferred stock as liabilities at fair value upon issuance primarily because the shares underlying the warrants contained contingent redemption features outside the control of the Company. The warrants were subject to re-measurement at each balance sheet date and any change in fair value was recognized in the accompanying condensed statements of operations as the change in fair value of redeemable convertible preferred stock warrant liability. The carrying value of the warrants would continue to be adjusted until such time as these instruments are exercised, expire or convert into warrants to purchase shares of the Company’s common stock upon the completion of a liquidation event, including the completion of the IPO, which occurred on September 15, 2020. Upon the closing of the IPO, the liabilities were reclassified to additional paid-in capital, a component of Stockholders’ equity (deficit).

Redeemable Convertible Preferred Stock Warrant Liability

The Company has accounted for its freestanding warrants to purchase shares of the Company’s redeemable convertible preferred stock as liabilities at fair value upon issuance primarily because the shares underlying the warrants contain contingent redemption features outside the control of the Company. The warrants are subject to re-measurement at each balance sheet date and any change in fair value is recognized in the statement of operations as the change in fair value of redeemable convertible preferred stock warrant liability.

The carrying value of the warrants will continue to be adjusted until such time as these instruments are exercised, expire or convert into warrants to purchase shares of the Company’s common stock. At that time, the liabilities will be reclassified to additional paid-in capital, a component of stockholders’ deficit.

The Company estimated the fair value of these liabilities using the Black-Scholes option pricing model and assumptions that were based on the individual characteristics of the warrants on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield, and risk-free interest rate.

Defined Contribution Plan

Defined Contribution Plan

The Company has a defined contribution retirement savings plan under Section 401(k) of the Internal Revenue Code. This plan allows eligible employees to defer a portion of their annual compensation on a pre-tax basis. The Company is authorized to make matching contributions but has not made such contributions for the years ended December 31, 2018 and 2019.

Revenue

Revenue

The Company’s revenue is generated primarily from the sale of its products and services. Product revenue consists primarily of sales of the Tablo console and related consumables, including Tablo cartridges, used in treatment delivery. Service and other revenue consists primarily of revenue generated from consoles service contracts and other revenue from shipping and handling charged to customers.

The Company considers each product and each service contract to be a distinct performance obligation. Revenue is recognized when a performance obligation is satisfied, which occurs when control of the promised products or services is transferred to the customer in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. Revenue from product sales is recognized at a point in time when management has determined that control has transferred to the customer, which is generally when legal title has transferred to the customer. Revenue from service contracts is recognized as the output of the service is transferred to the customer over time, typically evenly over the contract term. Revenue is recognized net of allowances for returns and any taxes collected from customers, which are subsequently remitted to governmental authorities.

The Company’s contracts with customers often include promises to transfer multiple products and services to a customer. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. Judgment is also required to determine the stand-alone selling price (SSP) for each distinct performance obligation. The Company uses an observable price to estimate SSP for items that are sold separately, including customer support agreements. In instances where SSP is not directly observable, such as when the Company does not sell the product or service separately, the Company determines the SSP using information that may include market conditions and other observable inputs. When stand-alone selling prices have not been established for products, the Company will utilize the residual method to allocate revenue. The Company may offer additional goods or services to customers at the inception of customer contracts at prices not at SSP. This is considered a material right and an additional performance obligation of the contract. SSP is assigned based on the estimated value of the material right.

Costs associated with product sales include commissions. The Company applies the practical expedient to expense the commissions as incurred as the expected amortization period is one year or less. Commissions are recorded as sales and marketing expenses in the accompanying condensed statements of operations.

Operating Lease Arrangements

The Company enters into operating lease arrangements that contain both lease and non-lease elements. The lease element includes consoles, while non-lease elements include consumables, services and training. Revenue related to such arrangements is allocated to lease and non-lease elements based on their relative SSP. Revenue for the lease element is recognized on a straight-line basis as product revenue over the lease term in the accompanying condensed statements of operations. The costs of the consoles are included in property and equipment, net in the accompanying condensed balance sheets and amortized to cost of product revenue.

Shipping and Handling Costs

Shipping and handling charged to customers are recorded as revenue. Shipping and handling costs are expensed as incurred and are included in sales and marketing expenses.

Revenue

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers. Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps:

(1)	Identify the contract(s) with a customer;

(2)	Identify the performance obligations in the contract;

(3)	Determine the transaction price;

(4)	Allocate the transaction price to the performance obligations in the contract; and

(5)	Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company’s revenue is generated primarily from the sale of its products and services. Product revenue consists primarily of sales of the Tablo console and related consumables, including the Tablo cartridge, used in treatment delivery. Service revenue consists primarily of revenue generated from consoles service contracts.

The Company considers each product and each service contract to be a distinct performance obligation. Revenue is recognized when a performance obligation is satisfied, which occurs when control of the promised products or services is transferred to the customer in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. Revenue from product sales is recognized at a point in time when management has determined that control has transferred to the customer, which is generally when legal title has transferred to the customer. Revenue from service contracts is recognized as the output of the service is transferred to the customer over time, typically evenly over the contract term. Revenue is recognized net of allowances for returns and any taxes collected from customers, which are subsequently remitted to governmental authorities.

The Company’s contracts with customers often include promises to transfer multiple products and services to a customer. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. Judgment is also required to determine the stand-alone selling price (“SSP”) for each distinct performance obligation. The Company uses an observable price to estimate SSP for items that are sold separately, including customer support agreements. In instances where SSP is not directly observable, such as when the Company does not sell the product or service separately, the Company determines the SSP using information that may include market conditions and other observable inputs. When stand-alone selling prices have not been established for products, the Company will utilize the residual method to allocate revenue. The Company may offer additional goods or services to customers at the inception of customer contracts at prices not at SSP. This is considered a material right and an additional performance obligation of the contract. SSP is assigned based on the estimated value of the material right.

Costs associated with product sales include commissions. The Company applies the practical expedient to expense the commissions as incurred as the expected amortization period is one year or less. Commissions are recorded as sales and marketing expenses in the statements of operations.

Operating Lease Arrangements

From time to time, the Company enters into operating lease arrangements that contain both lease and non-lease elements. The lease element includes consoles, while non-lease elements include consumables, services and training. Revenue related to such arrangements is allocated to lease and non-lease elements based on their relative standalone selling price. Revenue for the lease element is recognized on a straight-line basis over the lease term, and the costs of the consoles are included in property and equipment, net in the balance sheets and amortized to cost of revenue.

Shipping and Handling Costs

Shipping and handling charged to customers are recorded as revenue. Shipping and handling costs, including the associated personnel, are expensed as incurred and are included in sales and marketing expenses.

Contract Balances

The timing of revenue recognition may differ from the timing of invoicing to customers. The Company records an unbilled receivable when revenue is recognized prior to invoicing, or deferred revenue when revenue is recognized subsequent to invoicing. For multi-year service agreements, the Company generally invoices customers annually at the beginning of each annual coverage period.

Research and Development

Research and Development

The Company expenses all research and development costs as incurred. These expenses include the costs of proprietary research and development efforts, quality engineering, clinical studies and trials and regulatory affairs. Costs include salaries, employee benefits, and other headcount-related costs, prototype development costs, contract and other outside service fees, depreciation expense and allocated costs including facilities and information technology.

Advertising Costs		Advertising Costs Advertising costs are expensed as incurred. For the years ended December 31, 2018 and 2019, advertising costs were not significant.
Stock-Based Compensation

Stock-Based Compensation

The Company’s stock-based compensation relates to stock options with a service condition, stock options with performance and market-based vesting conditions, and stock purchase rights under the Company’s Employee Stock Purchase Plan (ESPP). Stock-based compensation for its stock-based awards is based on their grant date fair value. Service-based options initially granted to an optionee generally vest at a rate of 25% on the first anniversary of the original vesting date, with the balance vesting monthly over the remaining three years. Any subsequent follow-on options granted to the optionee generally vest monthly over four years. The Company estimates the fair value of stock options with a service condition and ESPP on the grant date using the Black-Scholes option-pricing model. The fair value of these stock option awards is recognized as compensation expense on a straight-line basis over the requisite service period in which the awards are expected to vest and forfeitures are recognized as they occur.

For stock options with performance and market-based vesting conditions, stock-based compensation is recognized when the performance vesting condition is considered probable of being satisfied. Prior to the Company’s IPO in September 2020, the Company had not recognized any stock-based compensation as the satisfaction of the performance condition was not considered probable. Upon the closing of the IPO, the Company recorded a cumulative stock-based compensation using the accelerated attribution method as the performance condition was satisfied. Compensation related to these options is not reversed if the achievement of the market condition does not occur. The fair value of these stock options is estimated using the Monte Carlo approach.

Stock-Based Compensation

The Company accounts for stock-based compensation arrangements with employees and non-employee directors and consultants using a fair value method which requires the recognition of compensation expense for costs related to all stock-based payments, including stock options. The fair value method requires the Company to estimate the fair value of stock-based payment awards to employees and non-employees on the date of grant using the Black-Scholes option pricing model. Total expense for non-employee share based awards has been immaterial to date.

Service-based options initially granted to an optionee generally vest at a rate of 25% on the first anniversary of the original grant date, with the balance vesting monthly over the remaining three years. Any subsequent follow-on options granted to the optionee generally vest monthly over four years. The Company generally recognizes stock-based compensation using an accelerated method. In addition, forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeiture rates were estimated based upon historical experience.

For stock options with performance and market-based vesting conditions, stock-based compensation is recognized when a performance vesting condition is considered probable of being achieved. Once the performance vesting condition is considered probable of being achieved, compensation costs related to awards with a performance and market-based condition are recognized regardless of whether the market condition is ultimately satisfied using the accelerated attribution method. Compensation cost is not reversed if the achievement of the market condition does not occur. The fair value of these share-based payment awards is estimated using the Monte Carlo approach.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax reporting bases of assets and liabilities and remeasured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. Realization of deferred tax assets is dependent upon future earnings, the timing and amount of which are uncertain.

The Company utilizes a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained upon tax authority examination, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement.

The Company includes any penalties and interest expense related to income taxes as a component of other expense, net, as necessary.

Net Loss Per Share Attributable to Common Stockholders

Net Loss Per Share Attributable to Common Stockholders

Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period, without consideration for potential dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares and common share equivalents of potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, redeemable convertible preferred stock, warrants and awards under the Company’s equity compensation plan are considered to be potentially dilutive securities. For periods in which the Company reports net losses, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders because potentially dilutive shares of common stock are not assumed to have been issued if their effect is antidilutive. Therefore, basic and diluted net loss per share was the same for all periods presented.

Net Loss per Share Attributable to Common Stockholders

Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period, without consideration for potential dilutive securities. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common shares and common share equivalents of potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, redeemable convertible preferred stock, warrants and common stock options are considered to be potentially dilutive securities. As the Company was in a loss position for the years ended December 31, 2018 and 2019, basic net loss per share attributable to common stockholders is the same as diluted net loss per share attributable to common stockholders because the effects of potentially dilutive securities are antidilutive.

Recently Adopted Accounting Pronouncements and Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Adopted Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13). The amendments on changes in unrealized gains and losses recognized in other comprehensive income categorized within Level 3, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The Company adopted ASU 2018-13 as of January 1, 2020, which did not have a material impact on the condensed financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments (ASU 2016-13), which requires an entity to utilize a new impairment model known as the current expected credit loss (CECL) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial assets and certain other instruments, including but not limited to available-for-sale debt securities. Credit losses relating to available-for-sale debt securities will be recorded through an allowance for credit losses rather than as a direct write-down to the security. ASU 2016-13 requires a cumulative effect adjustment to the balance sheet as of the beginning of the first reporting period in which the guidance is effective. In November 2019, the FASB issued ASU 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815) and Leases (Topic 842): Effective Dates, which defers the effective date of ASU 2016-13 to fiscal years beginning after December 15, 2022 for all entities except SEC reporting companies that are not smaller reporting companies. ASU 2016-13 will be effective for the Company beginning January 1, 2023. The Company is currently evaluating the impact of the adoption of ASU 2016-13 on its financial statements.

Recently Adopted Accounting Pronouncements

In June 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718) Improvements to Nonemployee Share-Based Payment Accounting (ASU No. 2018-07). The amendments in ASU No. 2018-07 expand the scope of Topic 718, Compensation—Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. This guidance is effective for annual reporting periods, and interim periods within those years, for public entities beginning after December 15, 2018 with modified retrospective application. Early adoption is available but no earlier than the Company adopts Topic 606. The Company adopted this standard as of January 1, 2019, which did not have material impact on its financial statements and related disclosures.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows, Restricted Cash (Topic 230). This standard requires entities to show the changes in total of cash, cash equivalents, restricted cash, and restricted cash equivalents in their statement of cash flows. As a result, entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. This standard is effective for annual periods beginning after December 15, 2018, is applied retrospectively, and early adoption is permitted. The Company adopted this standard as of January 1, 2019, which did not have an impact on its financial statements and related disclosures.

Recently Issued Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments (ASU No. 2016-13), which requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial assets and certain other instruments, including but not limited to available-for-sale debt securities. Credit losses relating to available-for-sale debt securities will be recorded through an allowance for credit losses rather than as a direct write-down to the security. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019, and requires a cumulative effect adjustment to the balance sheet as of the beginning of the first reporting period in which the guidance is effective. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815) and Leases (Topic 842): Effective Dates, which defers the effective date of ASU No. 2016-13 to fiscal years beginning after December 15, 2022 for all entities except SEC reporting companies that are not smaller reporting companies. The Company is currently evaluating the impact of the adoption of ASU No. 2016-13 on its financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (ASU No. 2018-13), which modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. This standard is effective for all entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. The amendments in ASU 2018-13 are disclosure-related only and as such the Company does not expect the adoption of this guidance to have a significant impact on the balances reported in its financial statements.

Contract Liabilities-Deferred Revenue

Contract Liabilities—Deferred Revenue

The timing of revenue recognition may differ from the timing of invoicing to customers. The Company records deferred revenue when revenue is recognized subsequent to invoicing. For multi-year service agreements, the Company generally invoices customers annually at the beginning of each annual coverage period. Deferred revenue that will be recognized during the 12 months following the balance sheet date is recorded as the current portion of deferred revenue and the remaining portion is recorded as noncurrent.